Share Capital - Schedule of Stock Options Outstanding (Details) (Parenthetical)	Sep. 04, 2018	Nov. 28, 2016
Equity [Abstract]
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split